Securities - Amortized Cost, Gross Unrealized Gains and Losses and Fair Value of Securities (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Gain (Loss) on Investments [Line Items]
Amortized cost	$ 114,501	$ 118,422	$ 117,868
Gross unrealized Gains	1,124	1,461	2,122
Gross unrealized Losses	1,134	812	533
Fair value	114,491	119,071	119,457
AOCI, transfers from AFS to HTM Securities, gross unrealized gains	62	84	60
AOCI, transfers from AFS to HTM Securities, gross unrealized losses	190	248	282
Available-for-sale
Gain (Loss) on Investments [Line Items]
Amortized cost	73,596	75,110	96,935
Gross unrealized Gains	997	1,274	1,854
Gross unrealized Losses	771	517	459
Fair value	73,822	75,867	98,330
Available-for-sale | U.S. Treasury
Gain (Loss) on Investments [Line Items]
Amortized cost	14,373	12,693	19,592
Gross unrealized Gains	115	175	420
Gross unrealized Losses	181	36	15
Fair value	14,307	12,832	19,997
Available-for-sale | U.S. government agencies
Gain (Loss) on Investments [Line Items]
Amortized cost	366	386	342
Gross unrealized Gains	2	2	3
Gross unrealized Losses	9	1	2
Fair value	359	387	343
Available-for-sale | State and political subdivisions
Gain (Loss) on Investments [Line Items]
Amortized cost	3,392	3,968	5,176
Gross unrealized Gains	38	91	95
Gross unrealized Losses	52	13	24
Fair value	3,378	4,046	5,247
Available-for-sale | Agency RMBS
Gain (Loss) on Investments [Line Items]
Amortized cost	22,929	23,549	32,568
Gross unrealized Gains	148	239	357
Gross unrealized Losses	341	287	325
Fair value	22,736	23,501	32,600
Available-for-sale | Non-agency RMBS
Gain (Loss) on Investments [Line Items]
Amortized cost	620	782	942
Gross unrealized Gains	31	31	37
Gross unrealized Losses	13	20	26
Fair value	638	793	953
Available-for-sale | Other RMBS
Gain (Loss) on Investments [Line Items]
Amortized cost	517	1,072	1,551
Gross unrealized Gains	4	10	25
Gross unrealized Losses	8	21	25
Fair value	513	1,061	1,551
Available-for-sale | Commercial MBS
Gain (Loss) on Investments [Line Items]
Amortized cost	931	1,400	1,927
Gross unrealized Gains	8	8	39
Gross unrealized Losses	11	16	7
Fair value	928	1,392	1,959
Available-for-sale | Agency commercial MBS
Gain (Loss) on Investments [Line Items]
Amortized cost	6,505	4,031	3,105
Gross unrealized Gains	28	24	36
Gross unrealized Losses	84	35	9
Fair value	6,449	4,020	3,132
Available-for-sale | CLOs
Gain (Loss) on Investments [Line Items]
Amortized cost	2,593	2,363	2,128
Gross unrealized Gains	6	1	9
Gross unrealized Losses	1	13	7
Fair value	2,598	2,351	2,130
Available-for-sale | Other asset-backed securities
Gain (Loss) on Investments [Line Items]
Amortized cost	1,729	2,909	3,241
Gross unrealized Gains	4	1	5
Gross unrealized Losses	6	17	6
Fair value	1,727	2,893	3,240
Available-for-sale | Foreign covered bonds
Gain (Loss) on Investments [Line Items]
Amortized cost	2,126	2,125	2,788
Gross unrealized Gains	24	46	80
Gross unrealized Losses	9	3	0
Fair value	2,141	2,168	2,868
Available-for-sale | Corporate bonds
Gain (Loss) on Investments [Line Items]
Amortized cost	1,391	1,740	1,747
Gross unrealized Gains	22	26	45
Gross unrealized Losses	17	14	7
Fair value	1,396	1,752	1,785
Available-for-sale | Sovereign debt/sovereign guaranteed
Gain (Loss) on Investments [Line Items]
Amortized cost	12,248	13,036	17,062
Gross unrealized Gains	261	211	224
Gross unrealized Losses	20	30	2
Fair value	12,489	13,217	17,284
Available-for-sale | Other debt securities
Gain (Loss) on Investments [Line Items]
Amortized cost	1,952	2,732	2,162
Gross unrealized Gains	19	46	7
Gross unrealized Losses	10	3	0
Fair value	1,961	2,775	2,169
Available-for-sale | Equity securities
Gain (Loss) on Investments [Line Items]
Amortized cost	2	3	94
Gross unrealized Gains	1	1	1
Gross unrealized Losses	0	0	0
Fair value	3	4	95
Available-for-sale | Money market funds
Gain (Loss) on Investments [Line Items]
Amortized cost	842	886	763
Gross unrealized Gains	0	0	0
Gross unrealized Losses	0	0	0
Fair value	842	886	763
Available-for-sale | Non-agency RMBS
Gain (Loss) on Investments [Line Items]
Amortized cost	1,080	1,435	1,747
Gross unrealized Gains	286	362	471
Gross unrealized Losses	9	8	4
Fair value	1,357	1,789	2,214
Held-to-maturity
Gain (Loss) on Investments [Line Items]
Amortized cost	40,905	43,312	20,933
Gross unrealized Gains	127	187	268
Gross unrealized Losses	363	295	74
Fair value	40,669	43,204	21,127
Held-to-maturity | U.S. Treasury
Gain (Loss) on Investments [Line Items]
Amortized cost	11,117	11,326	5,047
Gross unrealized Gains	22	25	32
Gross unrealized Losses	41	51	16
Fair value	11,098	11,300	5,063
Held-to-maturity | U.S. government agencies
Gain (Loss) on Investments [Line Items]
Amortized cost	1,589	1,431	344
Gross unrealized Gains	0	0	0
Gross unrealized Losses	6	6	3
Fair value	1,583	1,425	341
Held-to-maturity | State and political subdivisions
Gain (Loss) on Investments [Line Items]
Amortized cost	19	20	24
Gross unrealized Gains	0	0	1
Gross unrealized Losses	1	1	1
Fair value	18	19	24
Held-to-maturity | Agency RMBS
Gain (Loss) on Investments [Line Items]
Amortized cost	25,221	26,036	14,006
Gross unrealized Gains	57	134	200
Gross unrealized Losses	299	205	44
Fair value	24,979	25,965	14,162
Held-to-maturity | Non-agency RMBS
Gain (Loss) on Investments [Line Items]
Amortized cost	78	118	153
Gross unrealized Gains	4	5	9
Gross unrealized Losses	2	2	2
Fair value	80	121	160
Held-to-maturity | Other RMBS
Gain (Loss) on Investments [Line Items]
Amortized cost	142	224	315
Gross unrealized Gains	0	1	2
Gross unrealized Losses	4	10	8
Fair value	138	215	309
Held-to-maturity | Commercial MBS
Gain (Loss) on Investments [Line Items]
Amortized cost	7	9	13
Gross unrealized Gains	0	0	0
Gross unrealized Losses	0	0	0
Fair value	7	9	13
Held-to-maturity | Agency commercial MBS
Gain (Loss) on Investments [Line Items]
Amortized cost	721	503
Gross unrealized Gains	1	0
Gross unrealized Losses	10	9
Fair value	712	494
Held-to-maturity | Foreign covered bonds
Gain (Loss) on Investments [Line Items]
Amortized cost	74	76
Gross unrealized Gains	1	0
Gross unrealized Losses	0	0
Fair value	75	76
Held-to-maturity | Sovereign debt/sovereign guaranteed
Gain (Loss) on Investments [Line Items]
Amortized cost	1,911	3,538	1,031
Gross unrealized Gains	42	22	24
Gross unrealized Losses	0	11	0
Fair value	1,953	3,549	$ 1,055
Held-to-maturity | Other debt securities
Gain (Loss) on Investments [Line Items]
Amortized cost	26	31
Gross unrealized Gains	0	0
Gross unrealized Losses	0	0
Fair value	$ 26	$ 31